Intangible and Other Non-current Assets - Summary of Intangible and Other Non-current Assets (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	¥ 29,628	¥ 29,006
Other assets	40,185	37,338
Total intangible and other non-current assets	69,813	66,344
Patents and technical know-how [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	2,901	1,308
Computer software [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	3,413	3,265
Goodwill [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	7,317	7,987
Others [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	15,997	16,446
Cost [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	59,903	56,587
Cost [member] | Patents and technical know-how [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	10,196	8,213
Cost [member] | Computer software [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	13,582	13,016
Cost [member] | Goodwill [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	8,623	8,023
Cost [member] | Others [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	27,502	27,335
Accumulated amortization, including impairment losses [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	(30,275)	(27,581)
Accumulated amortization, including impairment losses [member] | Patents and technical know-how [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	(7,295)	(6,905)
Accumulated amortization, including impairment losses [member] | Computer software [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	(10,169)	(9,751)
Accumulated amortization, including impairment losses [member] | Goodwill [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	(1,306)	(36)
Accumulated amortization, including impairment losses [member] | Others [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	¥ (11,505)	¥ (10,889)